SUPPLEMENT DATED JANUARY 21, 2003
                                     TO THE
                       PROSPECTUS DATED DECEMBER 30, 2002
                                       FOR
                   PERSPECTIVE IISM FIXED AND VARIABLE ANNUITY
                            JNLNY SEPARATE ACCOUNT I

The following changes apply to the prospectus listed above:

The following should be added to the list of optional features on the cover page:

o a GUARANTEED MINIMUM INCOME BENEFIT (that guarantees a minimum fixed income benefit under certain life contingent options after a period of at least 7 Contract years, subject to specific conditions);

On page 1 the following should be added to the section entitled "Optional Features:"

o a GUARANTEED MINIMUM INCOME BENEFIT (guarantees a minimum fixed income benefit under certain life contingent options after a period of at least 7 Contract years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase)

On pages 3 through 11, the FEE TABLE AND EXAMPLES are amended as follows:

On page 3, the following should be added to the section entitled "Owner Transaction Expenses:"

GUARANTEED MINIMUM INCOME BENEFIT CHARGE ("GMIB"): .30% of GMIB Benefit Base(1)

On page 3, the heading "Total Separate Account Annual Expenses (with Maximum Optional Endorsements) should be deleted and replaced with the following:

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH MAXIMUM OPTIONAL ENDORSEMENTS WITHOUT THE GMIB)

On page 7 the section entitled "Examples" should be deleted and replaced in its entirety with the following:

EXAMPLES. You would pay the following expenses on a $1,000 investment if you select the Guaranteed Minimum Income Benefit, the 20% Additional Free Withdrawal, the 5 Year Withdrawal Charge Period and the 2% Contract Enhancement endorsement, assuming a 5% annual return on assets:
               (a) if you do not surrender your Contract or if you begin
                   receiving income payments from your Contract after the first year;
               (b) if you surrender your Contract at the end of each time period.


The examples for the S&P/JNL Funds include the .20% management and administrative fee for the S&P/JNL Funds and does not reflect the fees for the underlying funds which range from .81% to 1.42% for the S&P/JNL Funds.


                                                                                        TIME PERIODS
-------------------------------------------------------------------------------- ------- --------- -------- ---------
                                                                                   1        3         5        10
 DIVISION NAME                                                                    YEAR    YEARS     YEARS    YEARS
-------------------------------------------------------------------------------- ------- --------- -------- ---------
AIM/JNL Large Cap Growth Division                                       (a)        39      117       197      385
                                                                        (b)       104      147       207      385
AIM/JNL Small Cap Growth Division                                       (a)        39      118       199      390
                                                                        (b)       104      148       209      390
AIM/JNL Premier Equity II Division                                      (a)        38      116       195      381
                                                                        (b)       103      146       205      381
Alger/JNL Growth Division                                               (a)        38      116       196      383
                                                                        (b)       103      146       206      383
Alliance Capital/JNL Growth Division                                    (a)        36      111       187      365
                                                                        (b)       101      141       197      365
Eagle/JNL Core Equity Division                                          (a)        38      114       192      376
                                                                        (b)       103      144       202      376
Eagle/JNL SmallCap Equity Division                                      (a)        38      116       195      382
                                                                        (b)       103      146       205      382
JPMorgan/JNL Enhanced S&P 500 Stock Index Division                      (a)        37      111       188      367
                                                                        (b)       102      141       198      367
JPMorgan/JNL International Value Division                               (a)        39      117       197      384
                                                                        (b)       104      147       207      384
Janus/JNL Aggressive Growth Division                                    (a)        38      114       192      376
                                                                        (b)       103      144       202      376
Janus/JNL Balanced Division                                             (a)        38      116       196      382
                                                                        (b)       103      146       206      382
Janus/JNL Capital Growth Division                                       (a)        38      115       194      379
                                                                        (b)       103      145       204      379
Janus/JNL Global Equities Division*                                     (a)        38      116       195      382
                                                                        (b)       103      146       205      382
Lazard/JNL Mid Cap Value Division                                       (a)        39      117       198      386
                                                                        (b)       104      147       208      386
Lazard/JNL Small Cap Value Division                                     (a)        39      119       200      391
                                                                        (b)       104      149       210      391
Mellon Capital Management/JNL S&P 500 Index Division                    (a)        34      102       173      339
                                                                        (b)        99      132       183      339
Mellon Capital Management/JNL S&P 400 Mid Cap Index Division            (a)        34      102       173      339
                                                                        (b)        99      132       183      339
Mellon Capital Management/JNL Small Cap Index Division                  (a)        34      102       173      339
                                                                        (b)        99      132       183      339
Mellon Capital Management/JNL International Index Division              (a)        34      104       176      344
                                                                        (b)        99      134       186      344
Mellon Capital Management/JNL Bond Index Division                       (a)        34      102       173      339
                                                                        (b)        99      132       183      339
Oppenheimer/JNL Global Growth Division                                  (a)        38      116       195      381
                                                                        (b)       103      146       205      381
Oppenheimer/JNL Growth Division                                         (a)        38      114       192      376
                                                                        (b)       103      144       202      376
PIMCO/JNL Total Return Bond Division                                    (a)        36      108       183      358
                                                                        (b)       101      138       193      358
PPM America/JNL Balanced Division                                       (a)        36      109       183      359
                                                                        (b)       101      139       193      359
PPM America/JNL High Yield Bond Division                                (a)        36      109       183      359
                                                                        (b)       101      139       193      359
PPM America/JNL Money Market Division                                   (a)        34      105       177      347
                                                                        (b)        99      135       187      347
PPM America/JNL Value Division                                          (a)        36      110       185      363
                                                                        (b)       101      140       195      363
Putnam/JNL Equity Division                                              (a)        37      113       191      373
                                                                        (b)       102      143       201      373
Putnam/JNL International Equity Division                                (a)        40      120       202      395
                                                                        (b)       105      150       212      395
Putnam/JNL Midcap Growth Division                                       (a)        39      118       198      387
                                                                        (b)       104      148       208      387
Putnam/JNL Value Equity Division                                        (a)        37      113       191      373
                                                                        (b)       102      143       201      373
Salomon Brothers/JNL Global Bond Division                               (a)        37      113       190      372
                                                                        (b)       102      143       200      372
Salomon Brothers/JNL U.S. Government & Quality Bond Division            (a)        36      108       182      357
                                                                        (b)       101      138       192      357
S&P/JNL Conservative Growth Division I                                  (a)        30       90       153      300
                                                                        (b)        95      120       163      300
S&P/JNL Moderate Growth Division I                                      (a)        30       90       153      300
                                                                        (b)        95      120       163      300
S&P/JNL Aggressive Growth Division I                                    (a)        30       90       153      300
                                                                        (b)        95      120       163      300
S&P/JNL Very Aggressive Growth Division I                               (a)        30       90       153      300
                                                                        (b)        95      120       163      300
S&P/JNL Equity Growth Division I                                        (a)        30       90       153      300
                                                                        (b)        95      120       163      300
S&P/JNL Equity Aggressive Growth Division I                             (a)        30       90       153      300
                                                                        (b)        95      120       163      300
S&P/JNL Core Index 50 Division                                          (a)        30       90       153      300
                                                                        (b)        95      120       163      300
S&P/JNL Core Index 75 Division                                          (a)        30       90       153      300
                                                                        (b)        95      120       163      300
S&P/JNL Core Index 100 Division                                         (a)        30       90       153      300
                                                                        (b)        95      120       163      300
T. Rowe Price/JNL Established Growth Division                           (a)        37      112       189      370
                                                                        (b)       102      142       199      370
T. Rowe Price/JNL Mid-Cap Growth Division                               (a)        38      115       193      378
                                                                        (b)       103      145       203      378
T. Rowe Price/JNL Value Division                                        (a)        39      117       198      386
                                                                        (b)       104      147       208      386
First Trust/JNL The DowSM Target 10 Division                            (a)        36      108       182      357
                                                                        (b)       101      138       192      357
First Trust/JNL The S&P(R)Target 10 Division                            (a)        36      108       182      357
                                                                        (b)       101      138       192      357
First Trust/JNL Global Target 15 Division                               (a)        36      109       185      362
                                                                        (b)       101      139       195      362
First Trust/JNL Target 25 Division                                      (a)        36      108       182      357
                                                                        (b)       101      138       192      357
First Trust/JNL Target Small-Cap Division                               (a)        36      108       182      357
                                                                        (b)       101      138       192      357


On page 20, the following should be added to the section entitled "Contract Charges:"

GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you select the Guaranteed Minimum Income Benefit, on a calendar quarter basis, you will pay .075% of the Guaranteed Minimum Income Benefit (GMIB) Benefit Base. This charge is deducted from the contract value (1) at the end of each calendar quarter and (2) upon termination of the GMIB on a pro rata basis using the GMIB Benefit Base as of the date of termination and the number of days since the last deduction. The first GMIB charge will be deducted on a pro rata basis from the issue date to the end of the first calendar quarter after the issue date. The GMIB Benefit Base is explained on page 29 below. YOU SHOULD BE AWARE THAT THE GMIB CHARGE WILL BE DEDUCTED EVEN IF YOU NEVER USE THE BENEFIT AND IT ONLY APPLIES TO CERTAIN OPTIONAL INCOME PAYMENTS.

On page 25, the last paragraph in the section entitled "Maximum Premiums" should be deleted and replaced in its entirety with the following paragraph:

The payment of subsequent premium payments relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the death benefit and the GMIB.

On page 29, the following should be added to the section entitled "Income Payments (The Income Phase):"

GUARANTEED MINIMUM INCOME BENEFIT. The optional Guaranteed Minimum Income Benefit ("GMIB") endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 7 Contract years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. This benefit is only available if

     o    you elect it prior to your Contract's issue date;

     o    the annuitant is not older than age 78 on the issue date; and

     o you exercise it on or within 30 calendar days of your 7th, or any subsequent Contract anniversary, but in no event later than the Contract anniversary immediately following the annuitant's 85th birthday.

The GMIB will terminate and will not be payable at the earliest of:

     o    the income date (if prior to the effective date of the GMIB);

     o the 31st calendar day following the Contract anniversary immediately after the annuitant's 85th birthday;

     o    the date you make a total withdrawal from the Contract;

     o upon your death (unless your spouse is your beneficiary, elects to continue the Contract and is eligible for this benefit); or

     o    if the owner is not a natural person, upon the death of the annuitant.

Once elected, the GMIB cannot be terminated in any other way while your Contract is in force.

You have the option of taking the GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement. The only type of income payments available under the GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

     OPTION 1 - Life Income,

     OPTION 2- Joint and Survivor,

     OPTION 3 - Life Annuity with 120 Monthly Periods Fixed, and

     OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Fixed.

     No other income options will be available.

The GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 7 Contract years. Please consult a tax advisor on this and other matters of selecting income options.

The GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of contract value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders or death benefits. If you surrender your Contract, you will not receive any benefit under this endorsement.

Both the amount of the GMIB and the quarterly charge for the GMIB (described above in the Charges section) are based upon an amount called the "GMIB BENEFIT BASE." The GMIB Benefit Base is the GREATER OF (a) OR (b), WHERE (a) IS:

     o    all premiums you have paid (net of any applicable premium taxes); plus

     o any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; minus

     o    an adjustment  (described  below) for any  withdrawals  (including any
          applicable   charges  and  excess   interest   adjustments   to  those
          withdrawals); minus

     o    annual  Contract  maintenance   charges,   transfer  charges  and  any
          applicable Contract charges due (other than the GMIB charge) under any optional endorsement,; and minus

     o    any taxes incurred, or chargeable under the Contract;

and (b) is:

     o the greatest contract value on any Contract anniversary prior to the annuitant's 81st birthday; minus

     o an adjustment (described below) for any withdrawals after that Contract anniversary (including any applicable charges and excess interest adjustments for those withdrawals); plus

     o any premiums paid (net of any applicable premium taxes) after that Contract anniversary; minus

     o any annual Contract maintenance charge, transfer charge, and any applicable charges due under any optional endorsement deducted after that Contract anniversary; and minus

     o    any taxes deducted after that Contract anniversary.

All adjustments to the GMIB Benefit Base will be deemed to occur at the time of the withdrawal, premium payment, or the deduction of the specified charges or taxes chargeable under the Contract. Adjustments for withdrawals (including related charges and excess interest adjustments) will reduce the GMIB Benefit Base in the same proportion that contract value was reduced on the date of that withdrawal. When (a) is greater than (b), the fact that the GMIB charge is not deducted from (a) increases the GMIB Benefit Base and potentially the monthly income payments, while slightly increasing the GMIB charge.

The GMIB Benefit Base will never exceed:

     o 200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date the GMIB is exercised); minus

     o    any  withdrawals   (including  related  charges  and  excess  interest
          adjustments); minus

     o    annual  Contract  maintenance   charges,   transfer  charges  and  any
          applicable charges due under any optional endorsement; and minus

     o    taxes incurred since that Contract was issued.

If you are the annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the annuitant and will continue to be eligible for the GMIB as long as he or she would have been eligible as an annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then the GMIB will terminate and the charge for the GMIB discontinued. Similarly, if an owner who is a natural person is not the annuitant and the annuitant dies, you (the owner) may select a new annuitant (who must be a person eligible to be an annuitant on the issue date and is age 84 or younger). If the new annuitant in that situation does not satisfy those criteria then the GMIB will terminate and the GMIB charge discontinued. In the event of joint annuitants, the age of the youngest annuitant will be used for all these determinations.

Among other requirements applicable to Contracts issued to entities/owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of the GMIB is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

--------------------------------------------------------------------------------
THE OPTIONAL GMIB LETS YOU PLAN YOUR RETIREMENT WITH GREATER CERTAINTY ABOUT THE MINI-MUM AMOUNTS THAT WILL BE AVAILABLE AS FIXED INCOME PAYMENTS ON AN EXERCISE DATE AT LEAST 7 YEARS AFTER THE ISSUE DATE. READ CAREFULLY THE AGE AND TIMING RESTRICTIONS ON ISSUANCE AND EXERCISE OF THE GMIB.
--------------------------------------------------------------------------------

(To be used with NV4224 01/03.)


                                                                 NV5679 01/03











--------
1 On a calendar quarter basis, the charge is .075% of the GMIB Benefit Base. This charge is assessed each calendar quarter and upon termination of the GMIB and is deducted from the Investment Divisions and the Guaranteed Fixed Accounts on a pro rata basis. When it is deducted from the Investment Divisions, it is not a part of unit value calculations but rather is normally deducted by means of a cancellation of units. The GMIB Benefit Base is defined on page 4 below.

* The Janus/JNL Global Equities Fund (the "Fund") is not available through a Division as an investment option and is not available as an underlying fund to the S&P/JNL Core Index 50 Fund and the S&P/JNL Core Index 75 Fund. However, the Fund is available as an underlying fund of the S&P/JNL Conservative Growth Fund I, the S&P/JNL Moderate Growth Fund I, the S&P/JNL Aggressive Growth Fund I, the S&P/JNL Very Aggressive Growth Fund I, the S&P/JNL Equity Growth Fund I and the S&P/JNL Equity Aggressive Growth Fund I.

                        SUPPLEMENT DATED JANUARY 21, 2003
                                     TO THE
              STATEMENT OF ADDITONAL INFORMATION DATED MAY 17, 2002
                                       FOR
                   PERSPECTIVE IISM FIXED AND VARIABLE ANNUITY
                            JNLNY SEPARATE ACCOUNT I

The following changes apply to the Statement of Additional Information listed above:

The following should be added to page 5 following the standardized average annual returns:

The GMIB charge is not deducted because of the number of variables involved in the calculation that would apply on an individual contract basis. The charge is ..075% each quarter applied to the Benefit Base as defined in the prospectus.



(To be used with NV5639 06/02.)





                                                             NV5682 01/03